CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	$ 193,451	$ 394,590	$ 527,266
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(70,691)	(68,859)	110,701
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(46,463)	(36,094)	97,349
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(24,228)	(32,765)	13,352
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of convertible notes and term loan offering costs	7,237	7,609	11,038
Accreted interest	79	0	0
Amortization of Intangible Assets	1,290	1,294	632
Amortization Of Right of Use Assets	729	0	0
Asset Impairment Charges	10,768	8,200	0
Change in fair value of acquired royalty rights	0	31	(2,598)
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Annual Amount	(31,641)	0	0
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)	(4,715)	(33)	49
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	0	369	0
Other amortization, depreciation and accretion of embedded derivative	2,691	3,149	2,094
Gains (Losses) on Extinguishment of Debt	8,430	0	0
Gain (Loss) on Disposition of Assets	3,476	0	0
Gain (Loss) on Sale of Investments	0	(764)	(108)
Gain (Loss) on Disposition of Property Plant Equipment	0	66	0
Increase (Decrease) in Other Receivables	0	0	(1,400)
Business Combination, Bargain Purchase, Gain Recognized, Amount	0	0	(9,309)
Stock-based compensation expense	6,834	4,337	2,957
Deferred taxes	(11,303)	11,597	42,407
Changes in assets and liabilities:
Receivables from licensees	(1,686)	234	2,877
Prepaid and other current assets	2,764	(1,629)	(9,451)
Accrued interest on notes receivable	0	0	1,475
Increase (Decrease) in Inventories	(4,744)	(889)	4,269
Other assets	(165)	(2,142)	(1,662)
Accounts payable	109	796	(2,330)
Accrued liabilities	4,845	(5,380)	3,258
Increase (Decrease) in Income Taxes Payable	0	(28)	(2,426)
Other long-term liabilities	4,967	(462)	770
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(31,215)	(6,410)	55,894
Cash Provided by (Used in) Operating Activities, Discontinued Operations	(1,229)	(7,015)	(15,270)
Cash flows from investing activities
Purchases of investments	0	0	(23,213)
Payments to Acquire Other Investments	(60,000)	0	0
Proceeds from Sale and Maturity of Other Investments	0	0	75,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	0	(858)	0
Maturities of investments	0	4,116	39,956
Purchase of royalty rights	0	0	0
Payments for (Proceeds from) Productive Assets	0	366	4,301
Payments to Acquire Intangible Assets	1,700	0	0
Proceeds from Sale of Productive Assets	0	0	108,169
Proceeds from Sale of Intangible Assets	5,000	0	0
Proceeds from Sale and Collection of Notes Receivable	0	0	144,829
Repayment of notes receivable	0	0	8,190
Acquisition of property and equipment	(763)	(1,117)	(229)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(57,463)	2,507	357,003
Cash Provided by (Used in) Investing Activities, Discontinued Operations	79,273	54,197	101,884
Cash flows from financing activities
Cash payment for repurchase of convertible notes	97,889
Payments for Repurchase of Convertible Preferred Stock		0	0
Repayments of Notes Payable	0	(126,447)	0
Payment of debt issuance costs	(7,451)	0	0
Purchased call options cost	3,025	0	0
Payment for Contingent Consideration Liability, Financing Activities	(1,071)
Proceeds from Noncontrolling Interests		0	0
Cash paid for purchase of noncontrolling interest	0	0	(2,170)
Payments for Repurchase of Common Stock	(86,898)	(49,109)	(30,000)
Cash dividends paid	(9)	(48)	(222)
Excess Tax Benefit from Share-based Compensation, Financing Activities	(143)	(232)	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(190,436)	(175,836)	(32,392)
Cash Provided by (Used in) Financing Activities, Discontinued Operations	(69)	(119)	(87,007)
Net increase/(decrease) in cash and cash equivalents	(201,139)	(132,676)	380,112
Cash and cash equivalents at end of period	168,982	365,680
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	24,469	28,910	39,752
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	168,982	365,680	487,514
Supplemental cash flow information
Cash paid for income taxes	(2,689)	3,805	43,366
Interest Paid, Excluding Capitalized Interest, Operating Activities	4,265	6,654	9,286
Supplemental disclosures of non-cash financing activities
Exchange of debt		0	0
Stock Issued	45,901	0	0
Assets held for sale reclassified from other assets to intangibles	0	1,811	0
Asset held for sale reclassified from notes receivable to other assets	0	0	10,000
Extinguishment of Debt, Amount	0	0	43,909
Discontinued Operations, Held-for-sale [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of Intangible Assets	5,016	14,536	24,057
Impairment of Intangible Assets, Finite-lived	22,490	152,330	$ 0
Cash flows from investing activities
Payments for (Proceeds from) Productive Assets	79,272
Cash flows from financing activities
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	$ 24,469	$ 28,910